Acquisitions (Notes)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS

Martinez Marine Terminal Acquisition

Effective April 1, 2012, we entered into the Martinez Marine Terminal Acquisition with Tesoro and TLGP. The Martinez Marine Terminal Acquisition was made in exchange for consideration of $75.0 million, comprised of $67.5 million in cash financed with borrowings under our amended revolving credit facility (the "Revolving Credit Facility") and the issuance of equity with a fair value of $7.5 million. The equity is comprised of 206,362 common units, representing an approximate 1% limited partner interest in the Partnership, and 4,212 general partner units. The Martinez crude oil marine terminal assets included in the Martinez Marine Terminal Acquisition include a single-berth dock, which has an estimated throughput capacity of approximately 145,000 barrels per day ("bpd"), five associated crude oil storage tanks with a combined capacity of 425,000 barrels, five short-haul pipelines and two firewater tanks with 48,000 barrels of shell capacity.
The single-berth dock and related leasehold improvements are situated on an offshore parcel of land that is currently being leased by Tesoro Refining and Marketing Company ("TRMC") from the California State Lands Commission under a term lease (the "Martinez Terminal Lease"). The Martinez Terminal Lease, related leasehold improvements and the short-haul pipelines will be legally transferred to TLLP when the Martinez Terminal Lease is renewed and extended, and the transfer is approved by the California State Lands Commission. We consider our acquisition date to be April 1, 2012, which is the date we commenced operating the Martinez Crude Oil Marine Terminal under the agreements between the Partnership and Tesoro.

Martinez Terminal Use and Throughput Agreement. The Partnership entered into a 10-year use and throughput agreement with Tesoro in connection with the Martinez Marine Terminal Acquisition, effective April 1, 2012, which obligates Tesoro to transport an average of at least 65,000 bpd of crude oil per month at a throughput and tankage fee of $0.55 per barrel. An excess volume throughput fee of $0.10 per barrel is charged for monthly average volumes in excess of 70,000 bpd. In addition, Tesoro pays a $30,000 per month fee for unlimited use of the refined products pipeline from Tesoro's Martinez refinery to a third-party terminal. The fees under the agreement are indexed for inflation, and the agreement gives Tesoro the option to renew for two five-year terms.

Long Beach Assets Acquisition

Effective September 14, 2012, we purchased the Long Beach Assets from Tesoro in exchange for total consideration of $210.0 million, comprised of $189.0 million in cash and the remaining $21.0 million in partnership units. The equity is comprised of 462,825 common units, representing an approximate 1% limited partner interest in the Partnership, and 9,446 general partner units.

The Long Beach marine terminal includes a wharf with a two-vessel berth dock that receives and loads crude oil, intermediate feedstocks and refined products, six storage tanks with a combined capacity of 235,000 barrels and three related short-haul pipelines that connect our Long Beach marine terminal to Tesoro's Wilmington refinery (the "Wilmington Refinery"). The LA short-haul pipelines consist of two short-haul pipelines that transport refined products from the Wilmington Refinery to other third-party facilities and one short-haul pipeline that is currently leased to a third party. The total throughput capacity for the Long Beach marine terminal is estimated to be approximately 200,000 bpd, and the aggregate short-haul pipeline throughput capacity is estimated to be approximately 70,000 bpd. TRMC currently leases the Long Beach marine terminal from the City of Long Beach.

Long Beach Terminal Operating Agreement. The Partnership entered into an operating agreement (the "Operating Agreement") with Tesoro, effective September 14, 2012, which governs the Partnership's operation of the Long Beach marine terminal on behalf of Tesoro beginning on September 14, 2012 until the later of the date of the: (i) assignment or sublease of the Long Beach terminal lease; or (ii) Partnership's issuance of the Certificate of Financial Responsibility to the California Department of Fish and Game. Under the Operating Agreement, Tesoro will be subject to the same throughput commitments and fees as outlined below in the Long Beach Berth Access, Use and Throughput Agreement.

Long Beach Berth Access, Use and Throughput Agreement. The Partnership entered into a 10-year berth access, use and throughput agreement with Tesoro in connection with the Long Beach Assets Acquisition, to be effective on the date of the assignment or sublease of the Long Beach terminal lease (the "Commencement Date"). The agreement obligates Tesoro to transport an average of at least 50,000 bpd of crude oil per month across the berth at a throughput fee of $0.40 per barrel. Tesoro is also obligated to throughput (i) an average volume of 30,000 bpd of crude oil and refined products between the Long Beach marine terminal and the Wilmington Refinery, each at a fee of $0.10 per barrel, from the Commencement Date through December 31, 2014 and (ii) an average volume of 50,000 bpd of crude oil and refined products per month between the Long Beach marine terminal and the Wilmington Refinery from January 1, 2015 through the termination of the agreement, each at a fee of $0.10 per barrel. Tesoro is subject to (i) a $0.15 per barrel use fee for marine vapor recovery throughput at the Long Beach marine terminal and (ii) a $0.70 per barrel storage and transportation fee based on shell capacity of 235,000 barrels for the use of the six storage tanks.

Transportation Services Agreement (LA short-haul pipelines). The Partnership entered into a 10-year transportation services agreement with Tesoro in connection with the Long Beach Assets Acquisition, under which Tesoro is obligated to throughput an average of at least 15,000 bpd per month of refined petroleum product at a throughput fee of $0.15 per barrel.

The fees under the berth access, use and throughput agreement and the transportation services agreement are indexed for inflation, and the agreements give Tesoro the option to renew for two five-year terms, or Tesoro may modify the term of the agreements to a twenty-year term by providing notice in accordance with each agreement.

Anacortes Rail Facility Acquisition

Effective November 15, 2012, we purchased the Anacortes Rail Facility from Tesoro in exchange for total consideration of $180.0 million, comprised of $162.0 million in cash and the issuance of equity with a combined fair value of $18.0 million. The equity is comprised of 93,289 general partner units and 309,838 common units, representing slightly less than a 1% limited partner interest.

The Anacortes Rail Facility includes a four-track unloading platform, two receiving and departing tracks capable of handling a 100-car unit train and two additional short track spurs, as well as other related assets and properties associated with the facility. The facility, which was placed in service in September 2012, has a permitted capacity to deliver up to an average of 50,000 bpd per year of Bakken crude oil to Tesoro's Washington refinery.

We entered into an agreement with Tesoro to lease the real property under the Anacortes Rail Facility for a term of ninety-nine years in connection with the Anacortes Rail Facility Acquisition. In addition, we entered into a right of first refusal, option agreement and agreement of purchase and sale in connection with the Anacortes Rail Facility Acquisition, giving Tesoro the right to repurchase the Anacortes Rail Facility under certain conditions.

Anacortes Track Use and Throughput Agreement. The Partnership entered into a 10-year track use and throughput agreement with Tesoro in connection with the Anacortes Rail Facility Acquisition, effective November 15, 2012, under which Tesoro is obligated to transport an average of at least 40,000 bpd per month of crude oil at a throughput fee of $1.53 per barrel. An excess volume throughput fee of $0.75 per barrel will be charged for monthly average volumes in excess of 40,000 bpd. The fees under the agreement are indexed for inflation and the agreement gives Tesoro the option to renew for two five-year terms.

If, in any calendar month, Tesoro fails to meet its minimum volume commitments under these agreements in connection with the Martinez Marine Terminal Acquisition, the Long Beach Assets Acquisition or the Anacortes Rail Facility Acquisition, it will be required to pay us a shortfall payment. These shortfall payments may be applied as a credit against any amounts due above their minimum volume commitments for up to three months after the shortfall occurs.

Tesoro retained any current assets, current liabilities and environmental liabilities related to the Martinez Crude Oil Marine Terminal, Long Beach Assets and the Anacortes Rail Facility as of the dates of each acquisition. The only historical balance sheet item that transferred to the Partnership in the acquisitions was property, plant and equipment, which was recorded by TLLP at historical cost of $38.1 million as of April 1, 2012 for the Martinez Crude Oil Marine Terminal, $22.3 million as of September 14, 2012 for the Long Beach Assets and $50.7 million as of November 15, 2012 for the Anacortes Rail Facility.

See Note C for information regarding amendments to other agreements with related parties in connection with the Martinez Marine Terminal Acquisition, the Long Beach Assets Acquisition and the Anacortes Rail Facility Acquisition.

Financial Results

Our historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, cash flows and equity attributable to the Martinez Crude Oil Marine Terminal and the Long Beach Assets as if we owned the assets for all periods presented and the Anacortes Rail Facility as if we owned the assets for the nine months ending September 30, 2012. The results of the Martinez Crude Oil Marine Terminal, the Long Beach Assets and the Anacortes Rail Facility are included in the Terminalling, Transportation and Storage segment.
The following amounts associated with the Martinez Crude Oil Marine Terminal and the Long Beach Assets, subsequent to each respective acquisition date, are included in the condensed combined consolidated statements of operations of TLLP (in thousands):

Nine Months Ended September 30, 2012
Martinez Crude Oil Marine Terminal:
Total operating revenues	$6,944
Net income attributable to the Partnership	3,105
Costs associated with the acquisition (a)	973
Long Beach Assets:
Total operating revenues	1,374
Net income attributable to the Partnership	1,059
Costs associated with the acquisition (a)	636
____________

(a)	Costs associated with the acquisitions are included in the general and administrative expenses of TLLP.

The results of the Martinez Crude Oil Marine Terminal operations, the Long Beach Assets operations and the Anacortes Rail Facility operations, prior to April 1, 2012, September 14, 2012 and September 30, 2012, respectively, have been included in their respective Predecessor results in the table below. The results of the Martinez Crude Oil Marine Terminal, subsequent to April 1, 2012, and the results of the Long Beach Assets, subsequent to September 14, 2012, have been included in TLLP's results.

The following tables present our financial position, results of operations, the effect of including the results of the Martinez Crude Oil Marine Terminal, the Long Beach Assets and the Anacortes Rail Facility and the adjusted total amounts included in our supplemental condensed combined consolidated financial statements.

Condensed Combined Consolidated Balance Sheet as of September 30, 2012

	Tesoro Logistics LP	Anacortes Rail Facility (Predecessor)	September 30, 2012
	(Dollars in thousands)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$55,274	$—	$55,274
Receivables
Trade	297	—	297
Affiliate	13,676	—	13,676
Prepayments and other current assets	1,187	—	1,187
Total Current Assets	70,434	—	70,434
NET PROPERTY, PLANT AND EQUIPMENT	211,389	48,504	259,893
DEFERRED FINANCE COSTS	9,027	—	9,027
OTHER NONCURRENT ASSETS	440	—	440
Total Assets	$291,290	$48,504	$339,794

LIABILITIES AND EQUITY (DEFICIT)
CURRENT LIABILITIES
Accounts payable
Trade	$9,278	$5,148	$14,426
Affiliate	5,532	—	5,532
Deferred revenue - affiliate	2,034	—	2,034
Accrued liabilities	2,881	55	2,936
Total Current Liabilities	19,725	5,203	24,928
OTHER NONCURRENT LIABILITIES	46	—	46
DEBT	350,000	—	350,000
COMMITMENTS AND CONTINGENCIES (Note K)
EQUITY (DEFICIT)
Equity of Predecessors	—	43,301	43,301
Common unitholders	63,888	—	63,888
Subordinated unitholders	(140,707)	—	(140,707)
General partner	(1,662)	—	(1,662)
Total Equity (Deficit)	(78,481)	43,301	(35,180)
Total Liabilities and Equity (Deficit)	$291,290	$48,504	$339,794
Condensed Combined Consolidated Balance Sheet as of December 31, 2011

	Tesoro Logistics LP	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	December 31, 2011
	(Dollars in thousands)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$18,326	$—	$—	$18,326
Receivables
Trade	542	—	2,827	3,369
Affiliate	11,312	—	805	12,117
Prepayments and other current assets	637	—	141	778
Total Current Assets	30,817	—	3,773	34,590
NET PROPERTY, PLANT AND EQUIPMENT	136,264	37,825	22,058	196,147
DEFERRED FINANCE COSTS	1,432	—	—	1,432
OTHER NONCURRENT ASSETS	1,640	—	—	1,640
Total Assets	$170,153	$37,825	$25,831	$233,809

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Accounts payable
Trade	$5,727	$753	$263	$6,743
Affiliate	2,759	56	46	2,861
Deferred revenue - affiliate	1,775	—	—	1,775
Accrued liabilities	878	1,366	849	3,093
Total Current Liabilities	11,139	2,175	1,158	14,472
OTHER NONCURRENT LIABILITIES	44	2,621	—	2,665
DEBT	50,000	—	—	50,000
EQUITY
Equity of Predecessors	—	33,029	24,673	57,702
Common unitholders	250,430	—	—	250,430
Subordinated unitholders	(143,048)	—	—	(143,048)
General partner	1,588	—	—	1,588
Total Equity	108,970	33,029	24,673	166,672
Total Liabilities and Equity	$170,153	$37,825	$25,831	$233,809

Condensed Statement of Combined Consolidated Operations for the Nine Months Ended September 30, 2012

	Tesoro Logistics LP	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Anacortes Rail Facility (Predecessor)	Nine Months Ended September 30, 2012
REVENUES	(Dollars in thousands)
Affiliate	$98,052	$—	$—	$—	$98,052
Third-party	3,058	—	7,991	—	11,049
Total Revenues	101,110	—	7,991	—	109,101
COSTS AND EXPENSES
Operating and maintenance expenses	46,657	1,558	3,976	492	52,683
Imbalance settlement gains	(7,691)	—	—	—	(7,691)
Depreciation and amortization expenses	7,435	526	931	231	9,123
General and administrative expenses	11,117	97	328	16	11,558
Loss on asset disposals	13	236	8	—	257
Total Costs and Expenses	57,531	2,417	5,243	739	65,930
OPERATING INCOME (LOSS)	43,579	(2,417)	2,748	(739)	43,171
Interest and financing costs, net	(3,360)	—	—	—	(3,360)
NET INCOME (LOSS)	40,219	(2,417)	2,748	(739)	39,811
Less: Income (loss) attributable to Predecessors	—	(2,417)	2,748	(739)	(408)
Net income attributable to partners	$40,219	$—	$—	$—	$40,219

Condensed Statement of Combined Consolidated Operations for the Nine Months Ended September 30, 2011

	Tesoro Logistics LP	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Nine Months Ended September 30, 2011
REVENUES	(Dollars in thousands)
Affiliate	$50,583	$—	$—	$50,583
Third-party	2,580	—	4,717	7,297
Total Revenues	53,163	—	4,717	57,880
COSTS AND EXPENSES
Operating and maintenance expenses	29,724	4,554	4,358	38,636
Imbalance settlement gains	(5,493)	—	—	(5,493)
Depreciation and amortization expenses	6,054	1,530	865	8,449
General and administrative expenses	5,415	292	291	5,998
Loss on asset disposals	1	25	—	26
Total Costs and Expenses	35,701	6,401	5,514	47,616
OPERATING INCOME (LOSS)	17,462	(6,401)	(797)	10,264
Interest and financing costs, net	(1,062)	—	—	(1,062)
NET INCOME (LOSS)	16,400	(6,401)	(797)	9,202
Less: Loss attributable to Predecessors	(6,622)	(6,401)	(797)	(13,820)
Net income attributable to partners	$23,022	$—	$—	$23,022